EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		11 Months Ended	12 Months Ended
	Nov. 18, 2015 shares	Nov. 17, 2015 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to Yintech			$ 73,877	¥ 480,664	¥ 930,668	¥ 403,015
Basic weighted average number of ordinary shares outstanding			1,398,435,985	1,398,435,985	1,178,140,974	1,000,000,000
Effect of dilutive share options and RSUs			47,760,075	47,760,075	69,590,143	52,614,121
Dilutive weighted average number of ordinary shares			1,446,196,060	1,446,196,060	1,247,731,117	1,052,614,121
Basic earnings per share (in dollars per share) | (per share)			$ 0.05	¥ 0.34	¥ 0.79	¥ 0.40
Diluted earnings per share (in dollars per share) | (per share)			$ 0.05	¥ 0.33	¥ 0.75	¥ 0.38
Ordinary Shares
EARNINGS PER SHARE
Initial Public Offering ("IPO) and private issuance to MeMeStar (in shares)	1,000,000,000	1,000,000,000			164,814,815